Revenue - Contract - Summary of Expected Revenue In Relation To Performance Obligations (Detail) - Infrastructure - construction segment [Member] ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	₩ 12,824,496
2025 [member]
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	5,539,173
2026 [member]
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	3,824,182
2027 [member]
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	2,656,862
After 2028 [member]
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	₩ 804,279